Business Combinations - Schedule of Purchase Consideration (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Aug. 03, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Goodwill	$ 1,451	$ 1,427		$ 0
CPI
Business Acquisition [Line Items]
Intangible assets			$ 3,045
Goodwill			1,427
Deferred tax liabilities			(792)
Total purchase consideration			$ 3,680